Offerings	Apr. 29, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share (Resale Shares)
Maximum Aggregate Offering Price	$ 750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103.58
Offering Note	In the event of a stock split, stock dividend or similar transaction involving our common stock, the number of shares registered shall automatically be increased to cover the additional shares of common stock issuable pursuant to Rule 416 under the Securities Act of 1933, as amended.

Represents shares of common stock that may be offered for resale by the selling stockholder as described in the Resale Prospectus. For purposes of calculating the proposed maximum aggregate offering price, we have multiplied 150,000 representing the number of shares covered by the Resale Prospectus by an assumed price of $5.00 per share.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share (Offering Shares)
Maximum Aggregate Offering Price	$ 8,050,000.00
Amount of Registration Fee	$ 1,111.71
Offering Note	Represents shares of common stock to be offered under the Offering Prospectus. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase.

In the event of a stock split, stock dividend or similar transaction involving our common stock, the number of shares registered shall automatically be increased to cover the additional shares of common stock issuable pursuant to Rule 416 under the Securities Act of 1933, as amended.